Unaudited Quarterly Financial Data (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Data Disclosure [Abstract]
Operating revenues	$ 2,132	$ 2,674	$ 2,278	$ 1,995	$ 1,816	$ 2,685	$ 2,133	$ 2,215	$ 9,079	$ 8,849	$ 8,952
Operating income	9	43	269	314	152	454	444	258	635	1,308	2,159
Net income/(loss) attributable to NRG Energy, Inc.	$ (109)	$ (55)	$ 621	$ (260)	$ (15)	$ 223	$ 211	$ 58	$ 197	$ 477	$ 942
Weighted average number of common shares outstanding - basic (in shares)	229	240	243	247	248	252	255	254	240	252	246
Net Income per Weighted Average Common Share - Basic (in dollars per share)	$ (0.48)	$ (0.24)	$ 2.54	$ (1.06)	$ (0.07)	$ 0.88	$ 0.82	$ 0.22	$ 0.78	$ 1.86	$ 3.70
Weighted average number of common shares outstanding - diluted (in shares)	229	240	244	247	248	253	256	257	241	254	271
Net Income Per Weighted Average Common Share - Diluted (in dollars per share)	$ (0.48)	$ (0.24)	$ 2.53	$ (1.06)	$ (0.07)	$ 0.87	$ 0.81	$ 0.22	$ 0.78	$ 1.84	$ 3.44